Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks: 99.68%
Communication services: 8.08%
Entertainment: 4.38%
Roku Incorporated †	76,900	$ 25,532,338
Spotify Technology SA †	80,300	25,267,198
		50,799,536
Interactive media & services: 1.56%
Pinterest Incorporated Class A †	274,900	18,115,910
Media: 2.14%
Match Group Incorporated †	164,458	24,864,405
Consumer discretionary: 15.84%
Automobiles: 1.44%
Ferrari NV	72,641	16,672,562
Diversified consumer services: 1.43%
Bright Horizons Family Solutions Incorporated †	96,200	16,641,638
Hotels, restaurants & leisure: 4.11%
Chipotle Mexican Grill Incorporated †	21,435	29,724,129
Domino's Pizza Incorporated	46,800	17,945,928
		47,670,057
Internet & direct marketing retail: 4.65%
Chewy Incorporated Class A †«	197,248	17,730,623
MercadoLibre Incorporated †	21,604	36,191,453
		53,922,076
Leisure products: 1.22%
Peloton Interactive Incorporated Class A †	93,300	14,155,476
Specialty retail: 1.08%
Carvana Company †	52,400	12,551,896
Textiles, apparel & luxury goods: 1.91%
lululemon athletica Incorporated †	63,500	22,099,905
Financials: 1.50%
Capital markets: 1.50%
MarketAxess Holdings Incorporated	30,400	17,345,024
Health care: 19.16%
Biotechnology: 4.09%
Exact Sciences Corporation †	179,417	23,770,958
Sarepta Therapeutics Incorporated †	46,381	7,907,497
Turning Point Therapeutics Incorporated †	67,000	8,163,950
Zai Lab Limited ADR †	56,300	7,619,642
		47,462,047
Health care equipment & supplies: 8.25%
ABIOMED Incorporated †	56,575	18,341,615
Align Technology Incorporated †	71,710	38,320,390
See accompanying notes to portfolio of investments

Wells Fargo Enterprise Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Health care equipment & supplies (continued)
DexCom Incorporated †	49,377	$ 18,255,664
Insulet Corporation †	81,139	20,741,563
		95,659,232
Health care providers & services: 3.13%
Chemed Corporation	39,682	21,135,030
Guardant Health Incorporated †	117,800	15,182,064
		36,317,094
Health care technology: 2.39%
Veeva Systems Incorporated Class A †	102,005	27,770,861
Life sciences tools & services: 1.30%
Bio-Rad Laboratories Incorporated Class A †	25,886	15,089,985
Industrials: 12.68%
Aerospace & defense: 2.29%
HEICO Corporation	94,043	12,451,293
Teledyne Technologies Incorporated †	36,000	14,111,280
		26,562,573
Commercial services & supplies: 4.84%
Cintas Corporation	53,860	19,037,356
IAA Incorporated †	256,240	16,650,475
Waste Connections Incorporated	199,812	20,494,717
		56,182,548
Electrical equipment: 1.46%
Generac Holdings Incorporated †	74,400	16,919,304
Professional services: 2.94%
Clarivate Analytics plc †	469,933	13,961,709
Equifax Incorporated	104,600	20,171,064
		34,132,773
Road & rail: 1.15%
Saia Incorporated †	73,641	13,314,293
Information technology: 40.47%
Electronic equipment, instruments & components: 1.72%
Zebra Technologies Corporation Class A †	51,868	19,934,428
IT services: 19.97%
Black Knight Incorporated †	232,807	20,568,498
EPAM Systems Incorporated †	72,665	26,039,503
Euronet Worldwide Incorporated †	105,000	15,216,600
Fiserv Incorporated †	149,700	17,044,842
MongoDB Incorporated †	73,202	26,282,446
Shopify Incorporated Class A †	13,292	15,045,879
Square Incorporated Class A †	122,090	26,571,668
StoneCo Limited Class A †	348,283	29,227,909
See accompanying notes to portfolio of investments

2  |  Wells Fargo Enterprise Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

IT services (continued)
Twilio Incorporated Class A †	112,510	$ 38,084,635
WEX Incorporated †	86,600	17,625,698
		231,707,678
Semiconductors & semiconductor equipment: 4.47%
Advanced Micro Devices Incorporated †	250,540	22,977,023
Micron Technology Incorporated †	222,647	16,738,601
Universal Display Corporation	52,800	12,133,440
		51,849,064
Software: 14.31%
Atlassian Corporation plc Class A †	95,834	22,412,698
Autodesk Incorporated †	46,012	14,049,304
Cadence Design Systems Incorporated †	250,316	34,150,612
Crowdstrike Holdings Incorporated Class A †	151,883	32,171,857
Datadog Incorporated Class A †	186,100	18,319,684
ServiceNow Incorporated †	33,077	18,206,573
Unity Software Incorporated †«	96,171	14,759,363
Zoom Video Communications Incorporated †	35,260	11,893,903
		165,963,994
Materials: 1.95%
Chemicals: 1.95%
Air Products & Chemicals Incorporated	37,183	10,159,139
The Sherwin-Williams Company	17,026	12,512,580
		22,671,719
Total Common stocks (Cost $575,381,237)		1,156,376,078

		Yield	Shares	Value
Short-term investments: 2.82%
Investment companies: 2.82%
Securities Lending Cash Investments LLC ♠‡∞		0.16%	27,762,600	$ 27,762,600
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	4,873,760	4,873,760
Total Short-term investments (Cost $32,636,360)				32,636,360
Total investments in securities (Cost $608,017,597)	102.50%			1,189,012,438
Other assets and liabilities, net	(2.50)			(28,945,339)
Total net assets	100.00%			$1,160,067,099

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
‡	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments

Wells Fargo Enterprise Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$2,915,185	$78,982,165	$(54,134,750)	$0	$0	$27,762,600		27,762,600	$4,450#
Wells Fargo Government Money Market Fund Select Class	5,703,013	25,668,664	(26,497,917)	0	0	4,873,760		4,873,760	241
				$0	$0	$32,636,360	2.81%		$4,691

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo Enterprise Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$93,779,851	$0	$0	$93,779,851
Consumer discretionary	183,713,610	0	0	183,713,610
Financials	17,345,024	0	0	17,345,024
Health care	222,299,219	0	0	222,299,219
Industrials	147,111,491	0	0	147,111,491
Information technology	469,455,164	0	0	469,455,164
Materials	22,671,719	0	0	22,671,719
Short-term investments
Investment companies	32,636,360	0	0	32,636,360
Total assets	$1,189,012,438	$0	$0	$1,189,012,438
Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Wells Fargo Enterprise Fund  |  5

Notes to portfolio of investments—December 31, 2020 (unaudited)
For the three months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Enterprise Fund